Summary of Significant Accounting Policies (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2022
Schedule of Allowance for Doubtful Accounts

The roll forward of the allowance for doubtful accounts for the six-months ended June 30. 2023 was as follows:

June 30, 2023
(Unaudited)
Beginning balance	$163,479
Bad debt expense	6,795
Write-offs	(95,414)
Ending balance	$74,860

Theralink Technologies Inc [Member]
Schedule of Fair Value Measured on Recurring Basis

Assets or liabilities measured at fair value on a recurring basis included embedded conversion options in convertible debt (see Note 6) and were as follows on June 30, 2023 and September 30, 2022:

	June 30, 2023			September 30, 2022
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative liabilities	$—	$—	$33,484,450	$—	$—	$—

Schedule of Valuation on Derivative Instruments

A roll forward of the level 3 valuation financial instruments is as follows:

	For the Nine Months Ended June 30,
	2023	2022
Balance at beginning of period	$-	$-
Initial valuation of derivative liabilities included in debt discount	17,042,100	-
Initial valuation of derivative liabilities included in derivative expense	27,438,113	-
Change in fair value included in derivative expense	(10,995,763)	-
Balance at end of period	$33,484,450	$-

Schedule of Revenues by Category
	Nine Months Ended June 30, 2023	Nine Months Ended June 30, 2022
Biopharma services	$305,960	$241,843
Patient testing service	121,569	20,845
Total revenues	$427,529	$262,688

Schedule of Contract Liabilities

For the nine months ended June 30, 2023 and 2022, contract liabilities activity is as follows:

	Nine Months Ended June 30, 2023	Nine Months Ended June 30, 2022
Contract liabilities beginning balance	$156,550	$135,150
Billings and cash receipts on uncompleted contracts	159,465	325,048
Less: revenues recognized during the period	(55,575)	(157,525)
Total contract liabilities	$260,440	$302,672

Contract liabilities as of September 30, 2022 and 2021 are as follows:

	September 30, 2022	September 30, 2021
Contract liabilities beginning balance	$135,150	$—
Billings and cash receipts on uncompleted contracts	325,048	281,012
Less: revenues recognized during the period	(303,648)	(145,862)
Total contract liabilities	$156,550	$135,150

Schedule of Basic and Diluted Net Income (loss) Per Common Share

The following table presents a reconciliation of basic and diluted net income (loss) per common share:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2023	2022	2023	2022
Net income (loss) per common share - basic:
Net income (loss) attributable to common shareholders	$4,500,049	$(1,768,629)	$(40,562,132)	$(5,236,563)
Weighted average common shares outstanding – basic	6,151,499,919	6,062,411,449	6,151,499,919	5,732,126,399
Net income (loss) per common share – basic	$0.00	$(0.00)	$(0.01)	$(0.00)

Net income (loss) per common share - diluted:
Net income (loss) attributable to common shareholders - basic	$4,500,049	$(1,768,629)	$(40,562,132)	$(5,236,563)
Add: interest on convertible debt	5,060,163	-	-	-
Less: derivative gain	(11,482,036)	-	-	-
Numerator for loss per common share – diluted	$(1,921,824)	$(1,768,629)	$(40,562,132)	$(5,236,563)

Weighted average common shares outstanding – basic	6,151,499,919	6,062,411,449	6,151,499,919	5,732,126,399
Add: dilutive shares related to:
Stock options	-	-	-	-
Warrants	1,555,920,022	-	-	-
Convertible debt	13,439,835,126	-	-	-
Weighted average common shares outstanding – diluted	21,147,255,067	6,062,411,449	6,151,499,919	5,732,126,399
Net loss per common share – diluted	$(0.00)	$(0.00)	$(0.01)	$(0.00)

Schedule of Anti-dilutive Shares Outstanding

The following potentially dilutive equity securities outstanding as of June 30, 2023 and 2022 were not included in the computation of dilutive income (loss) per common share because the effect would have been anti-dilutive:

	June 30,
	2023	2022
Stock warrants	7,244,334,819	1,876,207,963
Stock options	1,901,410,519	-
Series C-1 preferred stock	21,167,535	156,626,175
Series C-2 preferred stock	-	453,067,129
Series E preferred stock	-	638,977,636
Series F preferred stock	-	319,488,818
Convertible notes	13,439,835,126	1,417,522,294
	22,606,747,999	4,861,890,015

	September 30,
	2022	2021
Stock warrants	1,888,813,005	984,470,116
Stock options	1,901,410,519	-
Series C-1 preferred stock	156,626,175	445,301,289
Series C-2 preferred stock	453,067,129	733,542,619
Series E preferred stock	638,977,636	638,977,636
Series F preferred stock	319,488,818	319,488,818
Convertible notes	1,813,880,837	319,488,711
	7,172,264,119	3,441,269,189